Borrowings (Tables)	12 Months Ended
Jun. 30, 2023
Borrowings
Schedule of borrowings
	Book value		Fair value
	06.30.2023	06.30.2022	06.30.2023	06.30.2022
Non-convertible notes	209,850	245,395	213,975	211,696
Bank loans	27,496	25,865	27,496	25,865
Bank overdrafts	19,776	30,112	19,776	30,112
Others	4,930	3,525	4,930	3,525
Total borrowings	262,052	304,897	266,177	271,198

Non-current	159,351	99,520
Current	102,701	205,377
Total	262,052	304,897

Schedule of maturity of the Group's borrowings
	06.30.2023	06.30.2022

Capital:
Less than one year (i)	96,077	198,519
Between 1 and 2 years	60,481	53,500
Between 2 and 3 years	70,207	35,640
Between 3 and 4 years	11,701	3,503
Between 4 and 5 years	16,394	3,611
More than 5 years	250	2,973
	255,110	297,746
Accrued interest:
Less than one year	6,624	6,858
Between 1 and 2 years	204	-
Between 2 and 3 years	114	136
Between 3 and 4 years	-	19
Between 4 and 5 years	-	138
	6,942	7,151
	262,052	304,897

Schedule of evolution of borrowing
	06.30.2023	06.30.2022
Balance at the beginning of the year	304,897	419,506
Borrowings	164,523	66,839
Payment of borrowings	(173,788)	(97,628)
Collection of short term loans, net	4,184	4,999
Interests paid	(34,502)	(34,877)
Accrued interests	24,601	28,170
Currency translation adjustment and exchange differences, net	115,498	69,145
Inflation adjustment	(143,179)	(150,039)
Reclassifications and other movements	(182)	(1,218)
Balance at the end of the year	262,052	304,897

Schedule of borrowing by type of fixed-rate and floating-rate
	06.30.2023
	Argentine Peso	Brazilian Reais	Uruguayan Peso	Total
Fixed rate:
Argentine Peso	48,136	-	-	48,136
Brazilian Reais	-	10,976	-	10,976
US Dollar	168,847	2,024	1,634	172,505
Subtotal fixed-rate borrowings	216,983	13,000	1,634	231,617
Floating rate:
Argentine Peso	12,541	-	-	12,541
Brazilian Reais	-	17,894	-	17,894
Subtotal floating rate borrowings	12,541	17,894	-	30,435
Total borrowings	229,524	30,894	1,634	262,052
	06.30.2022
	Argentine Peso	Brazilian Reais	Uruguayan Peso	Total
Fixed rate:
Argentine Peso	52,987	-	-	52,987
Brazilian Reais	-	4,366	-	4,366
US Dollar	225,172	1,416	2,054	228,642
Subtotal fixed-rate borrowings	278,159	5,782	2,054	285,995
Floating rate:
Argentine Peso	901	-	-	901
Brazilian Reais	-	17,464	-	17,464
US Dollar	537	-	-	537
Subtotal floating rate borrowings	1,438	17,464	-	18,902
Total borrowings	279,597	23,246	2,054	304,897

Schedule of debt issuances of the Group's borrowings
Entity	Class	Issuance / expansion date	Amount in original currency	Maturity date	Interest rate	Principal payment	Interest payment
CRESUD	Series XXXIII	jul-21	USD 18.8	7/6/2024	6.99% n.a	Annual payments since 2022	Biannual
CRESUD	Series XXXV	sep-21	USD 41.85	9/13/2024	3.50% n.a.	Annual payments since 2023	Biannual
CRESUD	Series XXXVI	feb-22	USD 40.58	2/18/2025	2.00% n.a.	At expiration	Biannual
CRESUD	Series XXXVII	june-22	USD 24.39	3/15/2025	5.50% n.a.	At expiration	Biannual and last one Quarterly
CRESUD	Series XXXVIII	jul-22	USD 70.57	3/3/2026	8.00% n.a	At expiration	Biannual and last one Quarterly
CRESUD	Series XXXIX	aug-22	ARS 5,122.47	2/23/2024	Badlar + 1.00%	At expiration	Quarterly
CRESUD	Series XL	dec-22	USD 38.21	12/21/2026	-	Biannual payments since 2025	n/a
CRESUD	Series XLI	apr-23	ARS 4,147.33	10/4/2024	Badlar + 3.00%	At expiration	Quarterly
CRESUD	Series XLII	apr-23	USD 30.05	5/4/2026	-	Quarter payments since 2025	n/a
FyO	Series II	jul-22	USD 15	7/25/2025	-	At expiration	n/a
FyO	Series III	apr-23	USD 20	4/25/2026	-	At expiration	n/a
IRSA	Series XIV	aug-21	USD 58.1	3/31/2024	3.90% n.a	Biannual	Quarterly
IRSA	Series XIV	jul-22	USD 171.20	6/22/2028	8.75% n.a	17.5% in june24 - 17.5% in june25 - 17.5% in june26 - 17.5% in june27 - 30% in june28	Biannual
IRSA	Series XV	jun-23	USD 61.7487	3/25/2025	8.00% n.a	At expiration	Biannual
IRSA	Series XVI	jun-23	USD 28.2513	7/25/2025	7.00% n.a	At expiration	Biannual
IRSA	Series XVII	june-23	USD 25	12/7/2025	5.00% n.a	At expiration	First one Quarterly and next Biannual